Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

February 29, 2020

Dates Covered
Collections Period	02/01/20 - 02/29/20
Interest Accrual Period	02/18/20 - 03/15/20
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/20	171,551,353.60	16,357
Yield Supplement Overcollateralization Amount 01/31/20	4,003,404.16	0
Receivables Balance 01/31/20	175,554,757.76	16,357
Principal Payments	8,695,587.96	277
Defaulted Receivables	433,268.36	33
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/29/20	3,668,255.29	0
Pool Balance at 02/29/20	162,757,646.15	16,047

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.47%
Prepayment ABS Speed	1.01%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	5,002,530.24	358
Past Due 61-90 days	1,479,139.53	104
Past Due 91-120 days	245,652.36	21
Past Due 121+ days	0.00	0
Total	6,727,322.13	483

Total 31+ Delinquent as % Aggregate Ending Principal Balance	4.04%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.04%
Delinquency Trigger Occurred	NO

Recoveries	327,489.71
Aggregate Net Losses/(Gains) - February 2020	105,778.65
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.72%
Prior Net Losses Ratio	0.96%
Second Prior Net Losses Ratio	0.38%
Third Prior Net Losses Ratio	2.70%
Four Month Average	1.19%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.52%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	27.60

Flow of Funds	$ Amount

Collections	9,568,710.07
Investment Earnings on Cash Accounts	30,821.34
Servicing Fee	(146,295.63)
Transfer to Collection Account	0.00
Available Funds	9,453,235.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	158,557.48
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,793,707.45
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	463,473.10

Total Distributions of Available Funds	9,453,235.78

Servicing Fee	146,295.63
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 02/18/20	161,919,671.94
Principal Paid	8,793,707.45
Note Balance @ 03/16/20	153,125,964.49

Class A-1
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-2
Note Balance @ 02/18/20	0.00
Principal Paid	0.00
Note Balance @ 03/16/20	0.00
Note Factor @ 03/16/20	0.0000000%

Class A-3
Note Balance @ 02/18/20	60,429,671.94
Principal Paid	8,793,707.45
Note Balance @ 03/16/20	51,635,964.49
Note Factor @ 03/16/20	15.9370261%

Class A-4
Note Balance @ 02/18/20	75,480,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	75,480,000.00
Note Factor @ 03/16/20	100.0000000%

Class B
Note Balance @ 02/18/20	26,010,000.00
Principal Paid	0.00
Note Balance @ 03/16/20	26,010,000.00
Note Factor @ 03/16/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	196,055.23
Total Principal Paid	8,793,707.45
Total Paid	8,989,762.68

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	65,465.48
Principal Paid	8,793,707.45
Total Paid to A-3 Holders	8,859,172.93

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2082393
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	9.3402027
Total Distribution Amount	9.5484420

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2020540
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	27.1410724
Total A-3 Distribution Amount	27.3431264

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 02/18/20	23,407,920.41
Investment Earnings	28,433.69
Investment Earnings Paid	(28,433.69)
Deposit/(Withdrawal)	-
Balance as of 03/16/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41